STOCKHOLDERS’ EQUITY (Details)																																										1 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 08, 2019 USD ($) shares	Dec. 13, 2018	Nov. 14, 2018 $ / shares shares	Nov. 01, 2018 USD ($) shares	Sep. 11, 2018 USD ($) shares	Sep. 06, 2018 $ / shares shares	Aug. 20, 2018 USD ($) shares	Aug. 14, 2018 $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	Aug. 08, 2018 USD ($) $ / shares shares	Aug. 06, 2018 $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 27, 2018 USD ($) shares	Jul. 24, 2018 USD ($) shares	Jul. 20, 2018 $ / shares shares	Jul. 01, 2018 shares	Jun. 27, 2018 USD ($) $ / shares shares	Jun. 24, 2018 USD ($) shares	Jun. 20, 2018 USD ($) $ / shares shares	Jun. 20, 2018 CAD ($) shares	Jun. 12, 2018 shares	Jun. 01, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 14, 2018 $ / shares shares	May 09, 2018 $ / shares shares	Mar. 29, 2018 USD ($) $ / shares shares	Mar. 12, 2018 USD ($) shares	Mar. 02, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 26, 2018 $ / shares shares	Feb. 21, 2018 USD ($) shares	Feb. 16, 2018 $ / shares shares	Feb. 09, 2018 $ / shares shares	Feb. 08, 2018 USD ($) shares	Feb. 07, 2018 USD ($) shares	Dec. 07, 2017 $ / shares shares	Nov. 15, 2017 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) shares	Sep. 20, 2017 USD ($) shares	Jul. 13, 2017 USD ($) shares	Aug. 01, 2015 USD ($) shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Nov. 30, 2018 USD ($) $ / shares shares	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Mar. 14, 2017 USD ($) shares	Nov. 30, 2018 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Nov. 30, 2018 $ / shares	Jun. 26, 2018 $ / shares	Jun. 20, 2018 $ / shares
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Shares Authorized (in Shares) | shares																							250,000,000																			250,000,000		250,000,000				250,000,000			250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																							$ 0.0001																			$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares) | shares																							20,000,000																			20,000,000		20,000,000				20,000,000			20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																							$ 0.001																			$ 0.001		$ 0.001				$ 0.001			$ 0.001	$ 0.001
Common Stock, Shares, Issued (in Shares) | shares																							50,128,972																			32,582,944									50,128,972	32,582,944
Common Stock, Shares, Outstanding (in Shares) | shares																							50,128,972																			32,582,944		91,150,451				91,150,451			50,128,972	32,582,944
Imputed Interest, Debt																																												$ 271		$ 271		$ 539	$ 539		$ 1,076	$ 1,075
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					31,250																							350,000						31,250						24,000
Stock Issued During Period, Value, Issued for Services					$ 25,310																							$ 261,800						$ 25,313						$ 6,000											289,633	3,250
Gain (Loss) on Extinguishment of Debt																																								$ 3,480				0		(989,032)		0	(989,032)	$ (989,032)	(989,032)	0
Stock Payable																							$ 307,584																			$ 68,950		252,506				252,506			307,584	68,950
Debt Conversion, Original Debt, Amount	$ 256,027																																															75,000	75,000		$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares	640,068																				1,808,000																					10,816,960									132,192	10,816,960
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																																						4,500,000	1,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities																																						$ 1,844,035	$ 510,000									0	0		$ 1,618,446	$ 137,500
Convertible Debt																																							$ 105,219
Other Noncash Expense																																																		$ 404,082
Stock Issued During Period, Shares, Other (in Shares) | shares				50,000																																	250,000															7,609,910
Stock Issued During Period, Value, Other				$ 47,500																																	$ 95,000
Unit, Price Per Unit (in Dollars per share) | $ / shares									$ 0.40	$ 0.40		$ 0.40
Unit, Description		Each Unit is comprised of one common share of the Company and a warrant to purchase one half of one common share (each whole warrant, a “Warrant”). Each Warrant is exercisable for one common share at a price of $1.10 per Warrant for a period of 36 months from the closing date								The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.		The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of common stock.
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.60								$ 0.50
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																																			249,397
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																750,000			1,758,741
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																																																1,265,751	0		$ 442,775	$ 612,850
Debt Instrument, Interest Rate, Stated Percentage																							6.00%																												6.00%
Gains (Losses) on Restructuring of Debt																																										$ 951,239		$ 0		0		$ 0	(29,145)		$ (29,145)	(43,334)
Class of Warrant or Rights, Granted (in Shares) | shares																																					350,000
(in Dollars per share) | $ / shares																																					$ 0.75											$ 0.58			$ 0.69
Adjustments to Additional Paid in Capital, Warrant Issued																																					$ 123,950
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares									6,875,000								1,368,250
Share-based Compensation																																																$ 490,000	0		$ 0	0
Stock Issued During Period, Value, Acquisitions																																																25,313	0		0	0
Proceeds from Issuance or Sale of Equity																																																15,535,978	$ 0		1,460,917	0
Number of Units to be Issued (in Shares) | shares									6,875,000	6,875,000		7,500,000
Units, Value, Subscriptions									$ 2,750,000	$ 2,750,000		$ 3,000,000
Number of Subscription Agreements									5	5
Allocated Share-based Compensation Expense																																																$ 17,500			$ 794,607	3,250
Class of Warrant Or Rights, Exercised (in Shares) | shares																																																(415,000)			0
Debt Instrument, Original Issue Discount																																																$ 81,961
Adjustments to Additional Paid in Capital, Other																																																35,833			$ 1,076	1,075
Alternative Solutions, LLC [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares) | shares																	22,058,823
Stock Issued During Period, Value, Acquisitions																	$ 15,441,176
Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock to be Issued (in Shares) | shares																							600,000																												600,000
Stock Payable																							$ 213,321																												$ 213,321
Affiliated Entity [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares														700,000
Stock Issued During Period, Value, Issued for Services														$ 490,000
Payments for Commissions														$ 250,000
Chief Financial Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares													25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													4 months
Stock Issued During Period, Value, Share-based Compensation, Gross													$ 17,500
Allocated Share-based Compensation Expense																																													$ 17,500
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year				1 year
Allocated Share-based Compensation Expense																																																147,917			$ 147,917
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares												500,000				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares												$ 355,000														$ 350,000
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year																													1 year
Allocated Share-based Compensation Expense												$ 14,792																													$ 327,500							14,792
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares												50,000																													250,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares												$ 35,000
WestPark Capital Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Unit, Price Per Unit (in Dollars per share) | $ / shares																							$ 1.25
Unit, Description																							Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																							$ 0.75																												$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																			$ 503,655
Warrant, Term of Warrants																							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																							205,238																												205,238
Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Proceeds from Issuance of Private Placement, Gross																										$ 441,563			$ 81,250		$ 100,000				$ 1,087,500
Payments of Stock Issuance Costs																										62,172			12,148		28,100				146,975
Proceeds from Issuance of Private Placement																										$ 379,390			$ 69,102		$ 71,900				$ 940,525
Number of Units Issued (in Shares) | shares																										353,250			65,000		80,000				870,000
WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Unit, Price Per Unit (in Dollars per share) | $ / shares																																				$ 1.25
Unit, Description																																				Each unit consisted of four shares of common stock and one warrant to purchase common stock at $0.75 per share
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																				$ 0.75
Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																											5,179,028
Debt Instrument, Interest Rate, Stated Percentage																							10.00%																												10.00%
Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 32,497
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																																103,989
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																														$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																			$ 18,794
Warrant, Term of Warrants																														3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																														25,000
Lamadrid Note [Member] | Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																										$ 0.75
Warrant, Term of Warrants																										3 years			3 years		3 years				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																										353,250
Lamadrid Note [Member] | WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member] | Minimum [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares																																				800,000
Lamadrid Note [Member] | WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member] | Maximum [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares																																				4,000,000
Old Main 8% Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																											$ 70,143
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%
Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 565,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																																1,808,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																	$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																													941,972						313,128
Warrant, Term of Warrants																																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																																	400,000
Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 57,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																																183,040
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																			32,076
Warrant, Term of Warrants																																3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																																40,000
Firstfire Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																			15,977
Warrant, Term of Warrants																									3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																									25,000
Lasky Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 26,185
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																																65,462
Newcan Convertible Note 8 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 78,534
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																																196,336
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 58,594
Debt Instrument, Interest Rate, Stated Percentage																	10.00%
YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 280,247
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																																700,616
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 362,500
Navy Capital Debenture 1 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 3,254,863
Debt Instrument, Interest Rate, Stated Percentage																																												8.00%				8.00%
Navy Capital Debenture 2 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 813,696
Debt Instrument, Interest Rate, Stated Percentage																																												8.00%				8.00%
Murray FA Debenture [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 75,395
Debt Instrument, Interest Rate, Stated Percentage																																												8.00%				8.00%
Darling Capital Debenture [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 416,627
Debt Instrument, Interest Rate, Stated Percentage																																												8.00%				8.00%
Sabharwal Debenture [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 120,078
Debt Instrument, Interest Rate, Stated Percentage																																												8.00%				8.00%
Srinivasan Debenture 6 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																																$ 60,030
Debt Instrument, Interest Rate, Stated Percentage																																												8.00%				8.00%
Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 250,000																																									2,537,750										2,537,750
Principal [Member] | Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																											$ 1,421,356
Principal [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 31,250
Principal [Member] | Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																550,000
Principal [Member] | Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																55,000
Principal [Member] | Lasky Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																25,000
Principal [Member] | Newcan Convertible Note 8 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																75,000
Principal [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																250,000
Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 6,027																																									166,490										$ 166,490
Accrued Interest [Member] | Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																											$ 197,090
Accrued Interest [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																1,247
Accrued Interest [Member] | Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																15,000
Accrued Interest [Member] | Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 2,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																																183,040
Accrued Interest [Member] | Lasky Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 1,185
Accrued Interest [Member] | Newcan Convertible Note 8 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																3,534
Accrued Interest [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																																$ 30,247
Old Main 10% Notes [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 137,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															1,685,981
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																										$ 145,268
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																																															$ 143,325
Debt Instrument, Interest Rate, Stated Percentage																																										10.00%										10.00%
Number of Transactions																																															8
Offering Costs [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																																			249,397
Common Stock Issued to Service Provider [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																										25,000
Stock Issued During Period, Value, Issued for Services																																										$ 3,250
Stock Payable																																										$ 3,250										$ 3,250
Issued to Consultants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrant, Term of Warrants																												3 years
Issued to Consultants [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																												$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																			294,173
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																												412,500
In Connection with Sale of Convertible Debt [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								$ 0.60
Adjustments to Additional Paid in Capital, Warrant Issued																																																			$ 1,300,545
Warrant, Term of Warrants																								5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																								1,875,000
In Connection with Sale of Convertible Debt [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.60
Warrant, Term of Warrants															5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares															1,250,000
Termination of Employment Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																		600,000
Stock Issued During Period, Value, Issued for Services																		$ 264,000
Stock Issued, Previously Subscribed																		$ 213,320
Share-based Compensation																																													$ 50,680
Special Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Other Noncash Expense							$ 7,142,550
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																							$ 0.65
Class of Warrant or Rights, Granted (in Shares) | shares							3,042,167												28,973,020	28,973,020
Warrant, Term of Warrants																			3 years	3 years
Payments for Commissions																			$ 799,053	$ 1,043,028
Proceeds from Issuance or Sale of Equity																			$ 9,785,978	$ 13,037,859
Warrants Issued, Price Per Warrant | (per share)																			$ 0.34																																				$ 0.45
Warrant Description							the Company did not receive a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 20, 2018, the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company.												Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.In connection with the offering, the Company paid Canaccord Genuity Corp. a cash commission equal to C$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation broker warrants valued at $1,495,373. Each compensation broker warrant entitles the holder thereof to acquire one unit at a price of C$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events. The 1,448,651 special warrants that were issued were valued at $1,413,300 and were charged to operations during the three months ended August 31, 2018.Upon exercise of the special warrants, each unit was to consist of one share of the Company's common stock and one warrant to purchase one share of common stock. Each warrant was to be exercisable at a price of C$0.65 for three years after the Company's common stock was listed on a recognized Canadian stock exchange, subject to adjustment in certain events.	Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.In connection with the offering, the Company paid Canaccord Genuity Corp. a cash commission equal to C$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation broker warrants valued at $1,495,373. Each compensation broker warrant entitles the holder thereof to acquire one unit at a price of C$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events. The 1,448,651 special warrants that were issued were valued at $1,413,300 and were charged to operations during the three months ended August 31, 2018.Upon exercise of the special warrants, each unit was to consist of one share of the Company's common stock and one warrant to purchase one share of common stock. Each warrant was to be exercisable at a price of C$0.65 for three years after the Company's common stock was listed on a recognized Canadian stock exchange, subject to adjustment in certain events.
Special Warrants [Member] | Finance Fee [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																			1,448,651	1,448,651
Class of Warrants or Rights, Value																			$ 1,413,300
Special Warrants [Member] | Compensation Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																					$ 33,465,110
Class of Warrant or Rights, Granted (in Shares) | shares																			2,317,842	2,317,842
Adjustments to Additional Paid in Capital, Warrant Issued																			$ 1,495,373																											$ 1,495,373
Warrant, Term of Warrants																																																19 days 12 hours
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares) | shares																																												33,465,110				33,465,110
Cashless Exercise Of Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares			5,867			13,684		129,412
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.75			$ 0.75		$ 0.75
Class of Warrant Or Rights, Exercised (in Shares) | shares			25,000			40,000		350,000
Reset Provisions Embedded In Convertible Notes [Member] | Accounting Standards Update 2017-11 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																						$ 1,265,751
Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																						$ 0.75
Navy Green Capital Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.60
Warrant, Term of Warrants											3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares											7,500,000
Navy Green Capital And Ionic Venture Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares										6,875,000